SCHEDULE OF FAIR VALUE OF THE LEVELS 3 ASSETS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	$ 1,392
Additions during the period	612
Changes in fair value	71
Outstanding at March 31, 2025	2,075
Solar Photovoltaic Joint Venture Project [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	808
Additions during the period	362
Changes in fair value	82
Outstanding at March 31, 2025	1,252
Loan Granted To Mito Care X [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	234
Additions during the period	250
Changes in fair value	(7)
Outstanding at March 31, 2025	477
Convertible Loan To Solterra [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	350
Additions during the period
Changes in fair value	(4)
Outstanding at March 31, 2025	$ 346